Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Investments held in Trust Account – money market fund	$ 311,200,024	$ 311,175,471
Quoted Prices in Active Markets (Level 1) [Member] | Derivative liabilities – Public Warrants [Member]
Liabilities:
Derivative liabilities – Public Warrants		10,392,850
Quoted Prices in Active Markets (Level 1) [Member] | Derivative – warrant liabilities – private [Member]
Liabilities:
Derivative liabilities – Public Warrants
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Investments held in Trust Account – money market fund
Significant Other Observable Inputs (Level 2) [Member] | Derivative liabilities – Public Warrants [Member]
Liabilities:
Derivative liabilities – Public Warrants
Significant Other Observable Inputs (Level 2) [Member] | Derivative – warrant liabilities – private [Member]
Liabilities:
Derivative liabilities – Public Warrants
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Investments held in Trust Account – money market fund
Significant Other Unobservable Inputs (Level 3) [Member] | Derivative liabilities – Public Warrants [Member]
Liabilities:
Derivative liabilities – Public Warrants
Significant Other Unobservable Inputs (Level 3) [Member] | Derivative – warrant liabilities – private [Member]
Liabilities:
Derivative liabilities – Public Warrants		$ 15,402,850